Loans, Borrowing and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Loans, Borrowing and Other Financial Liabilities [Abstract]
Schedule of Balance Loans Borrowing and Other Financial Liability

The balance of loans, borrowing and other financial liability is shown below:

	As at December 31,
	2024	2023
Bank loans	1,895,118	815,674
Put option on non-controlling interests (1)	350,776	442,342
Letters of credit	12,555	8,189
Total loans, borrowing and other financial liabilities	2,258,449	1,266,205
Current	1,984,727	1,029,394
Non-current	273,722	236,811

(1)	It represents the liability of the put option on a portion of the non-controlling interest in Grupo Disco Uruguay S.A. Grupo Éxito holds a non-controlling interest of 23.35% in Grupo Disco Uruguay S.A. (30.85% as of December 31, 2023), of which 15.66% (23.16% as of December 31, 2023) is subject to a put option held by non-controlling shareholders. This put option is exercisable by the holders at any time until its expiration on June 30, 2025.The exercise price of the put option is determined as the highest of the following three measures:(i) A fixed price in U.S. dollars as stated in the put option agreement, adjusted at an annual rate of 5%, (ii) A multiple of 6 times the average EBITDA of the last two years, minus Grupo Disco Uruguay S.A.’s net debt at the exercise date, or (iii) A multiple of 12 times the average net income of Grupo Disco Uruguay S.A. over the last two years as of December 31, 2024, the highest of these three measures was the fixed price in U.S. dollars.

During 2023, Grupo Casino negotiated with the non-controlling interest of Grupo Disco Uruguay S.A. the transfer of this put option to Grupo Éxito. Once this transfer was completed, making Grupo Éxito the direct holder of the put option liability, the put-call agreement between Grupo Éxito and Grupo Casino was terminated.

To ensure compliance with the obligation assumed by Grupo Éxito in this transfer, a pledge without displacement was established over the Series B shares of Grupo Disco Uruguay S.A., owned by Spice Investment Mercosur S.A. These shares are listed in share certificate number 1 and represent 25% of the voting capital of Grupo Disco Uruguay S.A.This pledge does not transfer the right to vote or receive dividends associated with the pledged shares, which remain under the ownership of Spice Investment Mercosur S.A. This pledge replaces the one previously granted in past years over the same share certificate.

Schedule of Movement in Loans and Borrowing During the Reporting Periods

The movement in loans and borrowing during the reporting periods is shown below:

Balance at December 31, 2021	1,417,011
Proceeds from loans and borrowings	876,798
Changes in the fair value of the put option recognized in equity	142,028
Interest accrued	111,234
Translation difference	3,250
Repayments of loans and borrowings	(995,865)
Payments of interest on loans and borrowings	(98,872)
Balance at December 31, 2022	1,455,584
Proceeds from loans and borrowings	1,241,024
Changes in the fair value of the put option recognized in equity	(209,557)
Interest accrued	227,525
Increases from business combinations (Note 17.1)	235
Translation difference	(2,146)
Repayments of loans and borrowings	(1,217,881)
Payments of interest on loans and borrowings	(228,579)
Balance at December 31, 2023 (1)	1,266,205
Proceeds from loans and borrowings (2)	1,749,014
Changes in the fair value of the put option recognized in equity	(91,566)
Interest accrued	227,848
Translation difference	911
Repayments of loans and borrowings (3)	(685,084)
Payments of interest on loans and borrowings	(208,879)
Balance at December 31, 2024	2,258,449

(1)	As of December 31, 2023, the balance corresponds to

$108,969 from the bilateral loan agreement signed on March 27, 2020, $136,727 from the bilateral credit agreement signed on June 3, 2020; the renewal of the bilateral credit with three new bilateral loans for $202,663, $126,478, and $114,053 signed on March 26, 2021; as well as $101,280 and $25,348 from new bilateral loans signed on August 28, 2023, by the parent company.

A put option contract with Spice Investments Mercosur S.A. for $442,341 with the non-controlling interest owners of the subsidiary Grupo Disco Uruguay S.A.

From the subsidiary Spice Investments Mercosur S.A. and its subsidiaries, credits of $157 and letters of credit for $8,189.

(2)	The Company requested disbursements of $30,000, $70,000, and $230,000 from the bilateral revolving credit agreement signed on February 18, 2022; a disbursement of $300,000 from the bilateral revolving credit agreement signed on October 10, 2022; and a disbursement of $200,000 from another bilateral revolving credit agreement signed on April 4, 2022.

In February 2024, the Company requested disbursements of $70,000 from the bilateral revolving credit agreement signed on February 18, 2022, and $100,000 from the bilateral credit agreement signed on February 12, 2024.

In August and September, the Company requested disbursements of $132,515 from the bilateral credit agreement signed on August 9, 2024, and $65,000 from the bilateral credit agreement signed on September 2, 2024.

In October 2024, the Company requested a disbursement of $200,000 from the bilateral revolving credit agreement signed on October 28, 2024.

During the period ended December 31, 2024, the subsidiary Libertad S.A. requested disbursements of $67,929

During the period ended December 31, 2024, the subsidiary Spice Investments Mercosur S.A. and its subsidiaries requested disbursements of $158,484 and letters of credit for $125,086.

(3)	During the period ended December 31, 2024, the Company paid $50,000 related to the renewal of the bilateral credit agreement signed on March 26, 2021; $51,192 related to two bilateral loans signed on March 26, 2021; $48,334 for the bilateral loan signed on March 27, 2020; $100,000 for the bilateral revolving credit agreement signed on April 4, 2022; and $300,000 for the bilateral revolving credit agreement signed on October 10, 2022

During the period ended December 31, 2024, the subsidiary Spice Investments Mercosur S.A. and its subsidiaries repaid loans of $13,536 and letters of credit for $122,022.

Schedule of Unused Credit Lines to Minimize Liquidity Risks	As of December 31, 2024, Éxito Group has available unused credit lines to minimize liquidity risks, as follows:
Bancolombia S.A.	400,000
Total	400,000

Schedule of Maturities for Non-Current Loans and Borrowings Outstanding

Below is a detail of maturities for non-current loans and borrowings outstanding at December 31, 2024, discounted at present value (amortized cost):

Year	Total
2026	210,937
2027	32,085
2028	14,244
>2029	16,456
273,722